Schedule II - Valuation And Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowances for doubtful accounts, deducted from accounts receivable in the balance sheet [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 29	$ 34	$ 39
Charged to Costs and Expenses	11	8	15
Charged to Other Accounts
Deductions	(9)	(13)	(19)
Balance at End of Period	31	29	34
Valuation Allowance on deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	688	462	43
Charged to Costs and Expenses	113	178	400
Charged to Other Accounts	(14)	48	19
Deductions
Balance at End of Period	$ 787	$ 688	$ 462